CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 Vessels	Dec. 31, 2012 Vessels	Dec. 31, 2013 Maritime Equipment [Member] Vessels	Dec. 31, 2012 Maritime Equipment [Member] Vessels	Dec. 31, 2013 Methane Princess Lease [Member]
Capital Lease Obligations [Line Items]
Obligations under capital leases	$ 159,008	$ 412,371
Capital Lease Obligations, Current	0	(5,837)
Capital Lease Obligations, Noncurrent	159,008	406,534
Number of leased shipping vessels	1	3	1	3
Capital Leases, Future Minimum Payments Due, Next Twelve Months					7,754
Capital Leases, Future Minimum Payments Due in Two Years					8,055
Capital Leases, Future Minimum Payments Due in Three Years					8,361
Capital Leases, Future Minimum Payments Due in Four Years					8,676
Capital Leases, Future Minimum Payments Due in Five Years					9,022
Capital Leases, Future Minimum Payments Due Thereafter					183,564
Capital Leases, Future Minimum Payments Due					225,432
Capital Leases, Future Minimum Payments, Interest Included in Payments					(66,424)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments					$ 159,008
Lease Expiration Date					Dec. 31, 2034